Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares		9 Months Ended	11 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance	3,247	74,151	3,247
Weighted Average Exercise Price Per Share, Balance	$ 200	$ 22.67	$ 200
Weighted Average Remaining Contractual Life (in years), Balance	9 years 7 months 20 days	9 years 6 months 25 days
Outstanding Shares, Options exercisable as of ending	2,474	24,489	2,474
Weighted Average Exercise Price Per Share, Options exercisable as of ending	$ 200	$ 39.9	$ 200
Weighted Average Remaining Contractual Life (in years), Options exercisable as of ending		9 years 5 months 23 days	9 years 8 months 4 days
Outstanding Shares, Options granted		70,904
Weighted Average Exercise Price Per Share, Options granted		$ 14.55
Options granted (Successor)